Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Depreciation expense	$ 322	$ 586
Property, Plant and Equipment, Disposals	2,066
Accumulated Depreciation	$ 2,066